Share capital - Summary of Detailed Information About RSU activities (Detail)			1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2022 shares $ / shares	Oct. 31, 2021 shares $ / shares	Apr. 30, 2022 shares $ / shares	Oct. 31, 2021 shares	Apr. 30, 2022 shares Acres $ / shares	Aug. 10, 2021 shares	Oct. 31, 2020 shares
Restricted Share Units [Member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of RSU					716,763
Granted, Number of RSU					1,493,675
Forfeited					(14,223)
Settled on August 10, 2021 | Acres					(22,727)
Ending balance, Number of RSU	2,196,215	716,763	2,196,215	716,763	2,196,215
Exercise price of outstanding stock options (in shares) | $ / shares	$ 9.34	$ 10.93	$ 8.79		$ 8.56
LiCycle Holding Corp [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of RSU				0	716,763
Granted, Number of RSU				716,763
Ending balance, Number of RSU		716,763		716,763		0
LiCycle Corp [Member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of RSU				0		2,182	0
Granted, Number of RSU						7,647	2,182
Settled on August 10, 2021						(9,829)
Ending balance, Number of RSU						0	2,182